Accrued Expenses And Other Current Liabilities	3 Months Ended
Mar. 31, 2017
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	March 31, 2017	December 31, 2016
Compensation and benefits	$181,075	$272,601
Research and development expenses	167,621	315,937
General and administrative	95,563	160,116
Accrued interest	194,724	193,781
Total accrued expenses and other current liabilities	$638,983	$942,435